Taxes	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Taxes
Note	24 – Taxes

ITAÚ UNIBANCO HOLDING and each one of its subsidiaries calculate separately, in each fiscal year, Income Tax and Social Contribution on Net Income.

Taxes are calculated at the rates shown below and consider, for effects of respective calculation bases, the legislation in force applicable to each charge.

Income tax	15.00%
Additional income tax	10.00%
Social contribution (*)	20.00%

(*)

On october 06, 2015, Law No. 13,169, a conversion of Provisional Measure No. 675, which increased the Social Contribution tax rate from 15.00% to 20.00% until December 31, 2018, for financial institutions, insurance companies and credit card management companies, was introduced. For the other companies, the tax rate remains at 9.00%.

a)	Expenses for taxes and contributions

Demonstration of Income tax and social contribution expense calculation:

Due on operations for the period	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Income before income tax and social contribution	30,608	30,582	35,679
Charges (income tax and social contribution) at the rates in effect	(13,774)	(13,762)	(16,057)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures net	147	169	165
Foreign exchange variation on investiments abroad	4,381	397	(4,313)
Interest on capital	3,791	3,873	3,617
Corporate reorganizations (Note 2.4 a IV)	628	628	628
Dividends and interest on external debt bonds	516	420	365
Other nondeductible expenses net of non taxable income (*)	1,747	3,736	11,697
Income tax and social contribution expenses	(2,564)	(4,539)	(3,898)

Related to temporary differences
Increase (reversal) for the period	(2,650)	(2,888)	(9,827)
Increase (reversal) of prior periods	245	70	62
(Expenses) / Income related to deferred taxes	(2,405)	(2,818)	(9,765)

Total income tax and social contribution expenses	(4,969)	(7,357)	(13,663)

(*)	Includes temporary (additions) and exclusions.

b)	Deferred taxes

I -	The deferred tax asset balance and its changes, segregated based on its origin and disbursements, are represented by:

	12/31/2017	Realization / Reversal	Increase	12/31/2018
Reflected in income	48,810	(23,511)	11,953	37,252
Provision for expected loss	24,686	(9,746)	3,623	18,563
Related to tax losses and social contribution loss carryforwards	7,595	(3,649)	445	4,391
Provision for profit sharing	1,829	(1,829)	1,844	1,844
Provision for devaluation of securities with permanent impairment	2,228	(1,843)	1,344	1,729
Provision	5,194	(2,124)	1,394	4,464

Civil lawsuits	1,974	(610)	222	1,586
Labor claims	2,200	(1,280)	1,117	2,037
Tax and social security	1,020	(234)	55	841
Goodwill on purchase of investments	141	(163)	82	60
Legal liabilities	488	(61)	249	676
Adjustments of operations carried out on the futures settlement market	277	(277)	98	98
Adjustment to Fair Value of Financial Assets - At Fair Value Through Profit or Loss	429	(429)	631	631
Provision related to health insurance operations	341	(5)	7	343
Other	5,602	(3,385)	2,236	4,453
Reflected in stockholders’ equity	2,192	(785)	481	1,888
Corporate reorganizations (Note 2.4 a IV)	628	(628)	—	—
Adjustment to Fair Value of Financial Assets - At Fair Value Through Other Comprehensive Income	327	(157)	213	383
Cash flow hedge	983	—	166	1,149
Other	254	—	102	356

Total (1)(2)	51,002	(24,296)	12,434	39,140

(1)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 32,781 and R$ 447, respectively.
(2)

The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from temporary differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually, and for the consolidated taken as a whole.

	12/31/2016	Realization / Reversal	Increase	12/31/2017
Reflected in income	49,841	(16,347)	15,316	48,810
Provision for expected loss	27,510	(9,453)	6,629	24,686
Related to tax losses and social contribution loss carryforwards	6,981	(197)	811	7,595
Provision for profit sharing	1,541	(1,541)	1,829	1,829
Provision for devaluation of securities with permanent impairment	1,727	—	501	2,228
Provision	5,704	(2,733)	2,223	5,194

Civil lawsuits	1,955	(576)	595	1,974
Labor claims	2,167	(1,233)	1,266	2,200
Tax and social security	1,582	(924)	362	1,020
Goodwill on purchase of investments	165	(758)	734	141
Legal liabilities	387	(557)	658	488
Adjustments of operations carried out in futures settlement market	485	(239)	31	277
Adjustment to Fair Value of Financial Assets - At Fair Value Through Profit or Loss	243	(243)	429	429
Provision related to health insurance operations	300	—	41	341
Other	4,798	(626)	1,430	5,602
Reflected in stockholders’ equity	3,123	(1,072)	141	2,192
Corporate reorganizations (Note 2.4 a IV)	1,256	(628)	—	628
Adjustment to Fair Value of Financial Assets - At Fair Value Through Other Comprehensive Income	771	(444)	—	327
Cash flow hedge	843	—	140	983
Other	253	—	1	254

Total (*)	52,964	(17,419)	15,457	51,002

(*)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 35,869 and R$ 391, respectively.

II -	The provision for deferred tax and contributions and respective changes are as follows:

	12/31/2017	Realization / reversal	Increase	12/31/2018
Reflected in income	14,569	(11,385)	2,960	6,144
Depreciation in excess – finance lease	613	(267)	—	346
Adjustment of escrow deposits and provisions	1,280	(11)	79	1,348
Post-employment benefits	304	(143)	126	287
Adjustments of operations carried out on the futures settlement market	1,421	(1,421)	923	923
Adjustment to Fair Value of Financial Assets - At Fair Value Through Profit or Loss	7,592	(7,592)	1,790	1,790
Taxation of results abroad – capital gains	1,973	(1,314)	—	659
Other	1,386	(637)	42	791
Reflected in stockholders’ equity	955	(311)	18	662
Adjustment to Fair Value of Financial Assets - At Fair Value Through Other Comprehensive Income	767	(302)	9	474
Cash flow hedge	166	—	2	168
Post-employment benefits	9	(9)	7	7
Other	13	—	—	13

Total (*)	15,524	(11,696)	2,978	6,806

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 32,781 and R$ 447, respectively.

	12/31/2016	Realization / reversal	Increase	12/31/2017
Reflected in income	13,507	(8,716)	9,778	14,569
Depreciation in excess – finance lease	936	(323)	—	613
Adjustment of escrow deposits and provisions	1,193	(179)	266	1,280
Post-employment benefits	233	—	71	304
Adjustments of operations carried out on the futures settlement market	1,095	—	326	1,421
Adjustment to Fair Value of Financial Assets - At Fair Value Through Profit or Loss	7,293	(7,293)	7,592	7,592
Taxation of results abroad – capital gains	1,502	—	471	1,973
Other	1,255	(921)	1,052	1,386
Reflected in stockholders’ equity	968	(129)	116	955
Adjustment to Fair Value of Financial Assets - At Fair Value Through Other Comprehensive Income	836	(82)	13	767
Cash flow hedge	63	—	103	166
Post-employment benefits	35	(26)	—	9
Other	34	(21)	—	13

Total (*)	14,475	(8,845)	9,894	15,524

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and total R$ 35,869 and R$ 391, respectively.

III -	The estimate of realization and present value of tax credits and from the Provision for Deferred Income Tax and Social Contribution existing at 12/31/2018, are:

Year of realization	Deferred tax assets						Deferred tax liabilities	%	Net deferred taxes	%
	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%
2019	10,808	31%	1,394	32%	12,202	31%	(1,333)	20%	10,869	33%
2020	12,961	38%	751	17%	13,712	35%	(1,258)	18%	12,454	39%
2021	4,575	13%	614	14%	5,189	13%	(432)	6%	4,757	15%
2022	813	2%	395	9%	1,208	3%	(1,069)	16%	139	0%
2023	685	2%	157	3%	842	2%	(142)	2%	700	2%
After 2023	4,907	14%	1,080	25%	5,987	16%	(2,572)	38%	3,415	11%
Total	34,749	100%	4,391	100%	39,140	100%	(6,806)	100%	32,334	100%

Present value (*)	31,526		3,859		35,384		(5,735)		29,649

(*)	The average funding rate, net of tax effects, was used to determine the present value.

The projections of future taxable income include estimates related to macroeconomic variables, exchange rates, interest rates, volume of financial operations and services fees and others, which can vary in relation to actual data and amounts.

Net income in the financial statements is not directly related to the taxable income, due to differences between the accounting criteria and tax legislation, in addition to corporate aspects. Accordingly, it is recommended that changes in realization of deferred tax assets presented below is not considered as an indication of future net income.

On December 31, 2018, Social Contribution deferred tax assets are recorded at 15% due to the end of temporary effects brought by Law No. 13,169/15, which increased the social contribution tax rate from 15% to 20% until December 31, 2018. As at 12/31/2018 and 12/31/2017, there are no unrecognized tax credits.

c) Tax liabilities

	12/31/2018	12/31/2017
Taxes and contributions on income payable	615	1,752
Other Taxes and Contributions payable	1,443	1,423
Provision for deferred income tax and social contribution (Note 24b II)	447	391
Other	2,779	4,270

Total	5,284	7,836